Incentive and Restricted Stock Plan and Dividend Reinvestment Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2002
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonstatutory stock options, outstanding	428,900	675,500	757,050	930,700
Aggregate intrinsic value of options outstanding	$ 0	$ 0	$ 0
Aggregate intrinsic value of options exercisable	0	0	0
Share-based compensation arrangement by share-based payment award, options, exercises in period	0	0	0
Restricted shares granted	3,247	9,897
Restricted stock vesting period	The restricted stock grants for 2013 of 3,247 shares and for 2012 of 9,897 shares vest fully on the second anniversary of the grant dates
Restricted stock vesting percentage, per year				50.00%
Compensation expense	600,000	900,000	1,100,000
Tax benefit realized on compensation expense	200,000	300,000	400,000
Unrecognized compensation expense to be recognized	$ 900,000
Weighted average compensation expense recognize period	1 year
Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Restricted shares granted	18,942	19,362	19,890
Senior Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted	3,247	48,008	60,157	4,688
Time-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vesting period	Vesting for the time-based awards is 50 percent after two years and the remaining 50 percent at the end of the third year
Restricted stock vesting percentage, per year	50.00%		50.00%
Performance Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
First Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted			16,497	1,881
Restricted stock vesting period			The first grant, or 16,497 restricted shares, vests fully on the second anniversary of the grant date	1,881 shares fully vested one year after the date of grant
Second Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted			11,104	2,807
Restricted stock vesting period			The second grant, or 11,104 restricted shares, vested fully on January 1, 2012	The remaining 2,807 shares granted vest 50 percent on each of the one and two year anniversaries from the date of grant
1992 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of common stock authorized	3,200,000
Stock plan expiration period	10 years
Nonstatutory stock options and restricted stock granted					3,180,822
Stock plan expiration date	Dec. 31, 2012
2003 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of common stock authorized	1,500,000
Stock plan expiration period	10 years
Nonstatutory stock options, outstanding	428,900
Vesting period	10 years
Restricted shares granted	259,673
2012 LTIP [Member] | Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted	0	38,111
2011 LTIP [Member] | Third Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted			32,556